Fees Summary	Sep. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 70,711,059.13
Previously Paid Amount	0.00
Total Fee Amount	10,825.86
Total Offset Amount	0.00
Net Fee	$ 10,825.86